UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund

Eaton Vance Greater China Growth Fund

Eaton Vance Multi-Cap Growth Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance

Asian Small Companies Fund

May 31, 2013 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2013, the value of the Fund’s investment in the Portfolio was $33,633,592 and the Fund owned 50.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Cambodia — 1.5%
Hotels, Restaurants & Leisure — 1.5%
NagaCorp, Ltd.	1,206,000	$995,112

		$995,112

Total Cambodia (identified cost $996,909)		$995,112

China — 12.7%
Building Products — 1.0%
Bolina Holding Co., Ltd.	1,656,000	$669,794

		$669,794

Containers & Packaging — 4.3%
Youyuan International Holdings, Ltd.	8,584,400	$2,871,498

		$2,871,498

Electronic Equipment, Instruments & Components — 1.3%
Kingboard Laminates Holdings, Ltd.	2,075,000	$873,259

		$873,259

Food Products — 2.9%
Biostime International Holdings, Ltd.	350,000	$1,957,483

		$1,957,483

Household Products — 1.5%
Vinda International Holdings, Ltd.	746,000	$957,091

		$957,091

Machinery — 0.6%
Lonking Holdings, Ltd.(1)	1,793,000	$403,909

		$403,909

Real Estate Management & Development — 1.1%
SOHO China, Ltd.	890,000	$754,299

		$754,299

Total China (identified cost $6,412,092)		$8,487,333

Hong Kong — 7.6%
Commercial Banks — 1.3%
Dah Sing Financial Holdings Ltd.	200,000	$889,790

		$889,790

Diversified Financial Services — 2.4%
First Pacific Co., Ltd.	574,000	$759,670
Public Financial Holdings, Ltd.	1,684,000	830,896

		$1,590,566

1

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.8%
Future Bright Holdings, Ltd.	1,704,000	$578,952

		$578,952

Multiline Retail — 0.4%
AEON Stores (Hong Kong) Co., Ltd.	117,500	$246,897

		$246,897

Specialty Retail — 1.0%
Luk Fook Holdings (International), Ltd.	251,000	$652,490

		$652,490

Textiles, Apparel & Luxury Goods — 1.7%
Stella International Holdings, Ltd.	409,000	$1,142,552

		$1,142,552

Total Hong Kong (identified cost $4,801,063)		$5,101,247

India — 9.9%
Diversified Financial Services — 1.8%
Multi Commodity Exchange of India, Ltd.	79,810	$1,204,360

		$1,204,360

Household Products — 3.5%
Jyothy Laboratories, Ltd.	659,879	$2,372,918

		$2,372,918

Personal Products — 3.1%
Godrej Consumer Products, Ltd.	134,800	$2,058,475

		$2,058,475

Real Estate Management & Development — 1.5%
Oberoi Realty, Ltd.	238,380	$982,436

		$982,436

Total India (identified cost $5,763,205)		$6,618,189

Indonesia — 3.2%
Consumer Finance — 1.0%
Clipan Finance Indonesia Tbk PT	15,210,500	$666,444

		$666,444

Food Products — 2.2%
Mayora Indah Tbk PT	397,500	$1,467,167

		$1,467,167

Total Indonesia (identified cost $1,386,137)		$2,133,611

Malaysia — 13.0%
Construction & Engineering — 1.5%
Mudajaya Group Bhd	1,182,566	$1,009,979

		$1,009,979

2

Security	Shares	Value
Food Products — 1.4%
Oldtown Bhd	971,900	$947,246

		$947,246

Media — 0.6%
Media Prima Bhd	380,400	$368,062

		$368,062

Multiline Retail — 5.0%
Aeon Co. (M) Bhd	578,200	$3,361,396

		$3,361,396

Real Estate Management & Development — 1.9%
UOA Development Bhd	1,499,800	$1,285,469

		$1,285,469

Specialty Retail — 2.6%
Padini Holdings Bhd	2,633,400	$1,738,245

		$1,738,245

Total Malaysia (identified cost $5,257,088)		$8,710,397

Singapore — 22.0%
Air Freight & Logistics — 1.4%
Singapore Post, Ltd.	869,000	$900,324

		$900,324

Consumer Finance — 1.6%
Hong Leong Finance, Ltd.	508,000	$1,091,998

		$1,091,998

Food Products — 4.3%
Super Group, Ltd.	776,000	$2,886,670

		$2,886,670

IT Services — 1.3%
CSE Global, Ltd.	1,302,000	$882,966

		$882,966

Multiline Retail — 2.9%
Parkson Retail Asia, Ltd.	1,549,000	$1,948,577

		$1,948,577

Real Estate Investment Trusts (REITs) — 2.8%
CDL Hospitality Trusts	1,280,000	$1,857,458

		$1,857,458

Real Estate Management & Development — 1.2%
Perennial China Retail Trust	1,788,000	$826,011

		$826,011

Specialty Retail — 5.2%
OSIM International, Ltd.	2,184,000	$3,478,624

		$3,478,624

Wireless Telecommunication Services — 1.3%
StarHub, Ltd.	268,000	$849,363

		$849,363

Total Singapore (identified cost $10,192,787)		$14,721,991

3

Security	Shares	Value
South Korea — 5.7%
Commercial Banks — 1.5%
BS Financial Group, Inc.	73,760	$1,015,910

		$1,015,910

Hotels, Restaurants & Leisure — 2.2%
Hotel Shilla Co., Ltd.	26,710	$1,464,827

		$1,464,827

Internet & Catalog Retail — 2.0%
CJ O Shopping Co., Ltd.	4,571	$1,286,199

		$1,286,199

Total South Korea (identified cost $2,986,463)		$3,766,936

Taiwan — 12.1%
Health Care Equipment & Supplies — 7.5%
Pacific Hospital Supply Co., Ltd.	550,000	$1,830,276
St. Shine Optical Co., Ltd.	141,000	3,164,394

		$4,994,670

Hotels, Restaurants & Leisure — 1.0%
Formosa International Hotels Corp.	57,000	$661,613

		$661,613

Leisure Equipment & Products — 1.5%
Giant Manufacturing Co., Ltd.	148,000	$1,025,937

		$1,025,937

Semiconductors & Semiconductor Equipment — 2.1%
Radiant Opto-Electronics Corp.	373,187	$1,407,179

		$1,407,179

Total Taiwan (identified cost $5,484,094)		$8,089,399

Thailand — 9.6%
Insurance — 3.3%
Bangkok Life Assurance PCL(2)	431,500	$932,498
Thai Reinsurance PCL(1)(2)	6,255,300	1,309,267

		$2,241,765

Media — 1.3%
Major Cineplex Group PCL(2)	1,113,200	$856,929

		$856,929

Real Estate Management & Development — 5.0%
Pruksa Real Estate PCL(2)	865,400	$730,940
Ticon Industrial Connection PCL(2)	3,583,875	2,607,465

		$3,338,405

Total Thailand (identified cost $3,411,538)		$6,437,099

Total Common Stocks (identified cost $46,691,376)		$65,061,314

4

Short-Term Investments — 2.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/3/13	$1,712	$1,711,576

Total Short-Term Investments (identified cost $1,711,576)		$1,711,576

Total Investments — 99.8% (identified cost $48,402,952)		$66,772,890

Other Assets, Less Liabilities — 0.2%		$105,679

Net Assets — 100.0%		$66,878,569

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)	Non-income producing security.

(2)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at May 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,725,659

Gross unrealized appreciation	$19,701,186
Gross unrealized depreciation	(1,653,955)

Net unrealized appreciation	$18,047,231

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At May 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$65,061,314	(1)(2)	$—	$65,061,314
Short-Term Investments	—	1,711,576		—	1,711,576
Total Investments	$—	$66,772,890		$—	$66,772,890

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Greater China Growth Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
China — 47.5%
Airlines — 1.0%
Air China, Ltd., Class H	1,862,000	$1,530,989

		$1,530,989

Automobiles — 1.0%
Great Wall Motor Co., Ltd., Class H	303,000	$1,435,253

		$1,435,253

Commercial Banks — 9.6%
China Construction Bank Corp., Class H	7,371,110	$5,952,247
China Merchants Bank Co., Ltd., Class H	534,000	1,068,680
Industrial & Commercial Bank of China, Ltd., Class H	9,965,000	6,997,588

		$14,018,515

Computers & Peripherals — 2.3%
Lenovo Group, Ltd.	3,244,000	$3,319,376

		$3,319,376

Containers & Packaging — 1.0%
CPMC Holdings, Ltd.	1,822,000	$1,401,449
Greatview Aseptic Packaging Co., Ltd.	200,000	124,574

		$1,526,023

Diversified Consumer Services — 2.0%
New Oriental Education & Technology Group, Inc. ADR	130,430	$2,912,502

		$2,912,502

Electronic Equipment, Instruments & Components — 1.5%
Sunny Optical Technology (Group) Co., Ltd.	1,515,000	$2,163,176

		$2,163,176

Energy Equipment & Services — 2.6%
China Oilfield Services, Ltd., Class H	724,000	$1,522,220
SPT Energy Group, Inc.	3,448,000	2,238,071

		$3,760,291

Food Products — 2.8%
Biostime International Holdings, Ltd.	502,500	$2,810,386
Want Want China Holdings, Ltd.	893,000	1,313,335

		$4,123,721

Gas Utilities — 1.0%
Towngas China Co., Ltd.	1,383,000	$1,421,171

		$1,421,171

Household Durables — 1.8%
Haier Electronics Group Co., Ltd.(1)	1,526,000	$2,707,170

		$2,707,170

Insurance — 3.8%
China Pacific Insurance (Group) Co., Ltd., Class H	909,800	$3,057,027
Ping An Insurance (Group) Co. of China, Ltd., Class H	331,000	2,450,087

		$5,507,114

1

Security	Shares	Value
Internet & Catalog Retail — 1.9%
Ctrip.com International, Ltd. ADR(1)	89,650	$2,792,598

		$2,792,598

Internet Software & Services — 4.1%
Tencent Holdings, Ltd.	152,300	$5,986,868

		$5,986,868

Oil, Gas & Consumable Fuels — 3.2%
China Suntien Green Energy Corp., Class H	4,166,000	$1,505,942
CNOOC, Ltd.	1,117,000	1,953,825
Kunlun Energy Co., Ltd.	654,000	1,248,148

		$4,707,915

Pharmaceuticals — 1.1%
Sino Biopharmaceutical, Ltd.	2,264,000	$1,580,897

		$1,580,897

Real Estate Management & Development — 2.9%
China Overseas Land & Investment, Ltd.	536,000	$1,585,440
Longfor Properties Co., Ltd.	1,616,000	2,733,139

		$4,318,579

Specialty Retail — 0.4%
Belle International Holdings, Ltd.	390,000	$598,585

		$598,585

Textiles, Apparel & Luxury Goods — 1.1%
Shenzhou International Group Holdings, Ltd.	466,000	$1,580,240

		$1,580,240

Wireless Telecommunication Services — 2.4%
China Mobile, Ltd.	334,500	$3,526,379

		$3,526,379

Total China (identified cost $55,064,744)		$69,517,362

Hong Kong — 29.7%
Commercial Banks — 2.0%
BOC Hong Kong (Holdings), Ltd.	857,000	$2,859,726

		$2,859,726

Communications Equipment — 2.1%
AAC Technologies Holdings, Inc.	526,500	$3,001,870

		$3,001,870

Hotels, Restaurants & Leisure — 6.1%
Future Bright Holdings, Ltd.	3,372,000	$1,145,672
Langham Hospitality Investments, Ltd.(1)	2,764,000	1,573,813
Sands China, Ltd.	572,400	3,023,672
SJM Holdings, Ltd.	596,000	1,605,447
Tsui Wah Holdings, Ltd.(1)	2,368,000	1,638,822

		$8,987,426

Household Durables — 2.0%
Techtronic Industries Co., Ltd.	1,156,500	$2,906,542

		$2,906,542

2

Security	Shares	Value
Industrial Conglomerates — 2.3%
Hutchison Whampoa, Ltd.	317,000	$3,355,896

		$3,355,896

Insurance — 3.7%
AIA Group, Ltd.	1,237,800	$5,472,307

		$5,472,307

Leisure Equipment & Products — 1.6%
Goodbaby International Holdings, Ltd.	4,380,000	$2,384,157

		$2,384,157

Real Estate Management & Development — 7.9%
Cheung Kong (Holdings), Ltd.	255,000	$3,591,206
Hongkong Land Holdings, Ltd.	386,000	2,668,594
Swire Properties, Ltd.	829,600	2,578,762
Wharf (Holdings), Ltd. (The)	313,000	2,779,602

		$11,618,164

Semiconductors & Semiconductor Equipment — 1.0%
ASM Pacific Technology, Ltd.	120,000	$1,440,529

		$1,440,529

Specialty Retail — 0.7%
Stelux Holdings International, Ltd.	2,755,000	$1,008,554

		$1,008,554

Textiles, Apparel & Luxury Goods — 0.3%
Li & Fung, Ltd.	308,000	$428,237

		$428,237

Total Hong Kong (identified cost $32,857,799)		$43,463,408

Luxembourg — 1.5%
Specialty Retail — 0.8%
L’Occitane International SA	473,500	$1,243,176

		$1,243,176

Textiles, Apparel & Luxury Goods — 0.7%
Samsonite International SA	371,100	$960,860

		$960,860

Total Luxembourg (identified cost $2,160,020)		$2,204,036

Singapore — 2.0%
Industrial Conglomerates — 2.0%
Jardine Matheson Holdings, Ltd.	45,600	$2,992,508

		$2,992,508

Total Singapore (identified cost $2,254,598)		$2,992,508

Taiwan — 18.4%
Construction & Engineering — 1.1%
CTCI Corp.	751,000	$1,541,593

		$1,541,593

3

Security	Shares	Value
Electrical Equipment — 0.5%
Teco Electric & Machinery Co., Ltd.	719,000	$768,650

		$768,650

Electronic Equipment, Instruments & Components — 2.6%
Delta Electronics, Inc.	488,000	$2,326,975
TPK Holding Co., Ltd.	73,000	1,436,912

		$3,763,887

Health Care Equipment & Supplies — 2.0%
St. Shine Optical Co., Ltd.	128,000	$2,872,641

		$2,872,641

Hotels, Restaurants & Leisure — 1.5%
Formosa International Hotels Corp.	192,000	$2,228,593

		$2,228,593

Real Estate Management & Development — 1.5%
Ruentex Development Co., Ltd.	1,176,000	$2,265,266

		$2,265,266

Semiconductors & Semiconductor Equipment — 9.2%
MediaTek, Inc.	201,000	$2,481,286
Taiwan Semiconductor Manufacturing Co., Ltd.	3,020,839	10,984,147

		$13,465,433

Total Taiwan (identified cost $19,219,316)		$26,906,063

Total Common Stocks (identified cost $111,556,477)		$145,083,377

Short-Term Investments — 0.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/3/13	$735	$734,581

Total Short-Term Investments (identified cost $734,581)		$734,581

Total Investments — 99.6% (identified cost $112,291,058)		$145,817,958

Other Assets, Less Liabilities — 0.4%		$598,296

Net Assets — 100.0%		$146,416,254

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

4

The Fund did not have any open financial instruments at May 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$112,416,510

Gross unrealized appreciation	$35,362,291
Gross unrealized depreciation	(1,960,843)

Net unrealized appreciation	$33,401,448

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$7,278,913	$24,894,980		$—	$32,173,893
Consumer Staples	—	4,123,721		—	4,123,721
Energy	—	8,468,206		—	8,468,206
Financials	—	46,059,671		—	46,059,671
Health Care	—	4,453,538		—	4,453,538
Industrials	—	10,189,636		—	10,189,636
Information Technology	—	33,141,139		—	33,141,139
Materials	—	1,526,023		—	1,526,023
Telecommunication Services	—	3,526,379		—	3,526,379
Utilities	—	1,421,171		—	1,421,171
Total Common Stocks	$7,278,913	$137,804,464	*	$—	$145,083,377
Short-Term Investments	$—	$734,581		$—	$734,581
Total Investments	$7,278,913	$138,539,045		$—	$145,817,958

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Multi-Cap Growth Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%(1)

Security	Shares	Value
Aerospace & Defense — 1.6%
Precision Castparts Corp.	10,900	$2,331,728

		$2,331,728

Beverages — 2.4%
Anheuser-Busch InBev NV ADR	18,900	$1,737,288
Beam, Inc.	27,400	1,776,616

		$3,513,904

Biotechnology — 5.3%
Biogen Idec, Inc.(2)	7,200	$1,709,928
Celgene Corp.(2)	13,300	1,644,545
Gilead Sciences, Inc.(2)	58,600	3,192,528
Vertex Pharmaceuticals, Inc.(2)	15,500	1,244,805

		$7,791,806

Building Products — 1.6%
Fortune Brands Home & Security, Inc.	56,100	$2,371,908

		$2,371,908

Capital Markets — 1.9%
Charles Schwab Corp. (The)	78,100	$1,551,066
T. Rowe Price Group, Inc.	16,200	1,228,932

		$2,779,998

Chemicals — 5.1%
Celanese Corp., Series A	24,850	$1,226,347
Cytec Industries, Inc.	17,600	1,257,872
Monsanto Co.	33,200	3,341,248
Praxair, Inc.	14,800	1,692,084

		$7,517,551

Commercial Banks — 2.2%
First Republic Bank	31,900	$1,185,404
Wells Fargo & Co.	49,800	2,019,390

		$3,204,794

Commercial Services & Supplies — 1.3%
Waste Connections, Inc.	48,199	$1,939,528

		$1,939,528

Communications Equipment — 1.9%
QUALCOMM, Inc.	23,400	$1,485,432
Riverbed Technology, Inc.(2)	83,300	1,287,818

		$2,773,250

Computers & Peripherals — 6.5%
Apple, Inc.	14,500	$6,520,360
EMC Corp.(2)	120,600	2,986,056

		$9,506,416

Diversified Financial Services — 1.7%
Citigroup, Inc.	46,500	$2,417,535

		$2,417,535

Electrical Equipment — 1.5%
AMETEK, Inc.	51,200	$2,209,280

		$2,209,280

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
InvenSense, Inc.(2)(3)	86,300	$1,111,544

		$1,111,544

Energy Equipment & Services — 0.9%
Halliburton Co.	29,800	$1,247,130

		$1,247,130

Food & Staples Retailing — 1.2%
Whole Foods Market, Inc.	34,600	$1,794,356

		$1,794,356

Food Products — 3.8%
Green Mountain Coffee Roasters, Inc.(2)(3)	21,500	$1,572,295
Hershey Co. (The)	22,000	1,960,420
Mondelez International, Inc., Class A	68,200	2,009,172

		$5,541,887

Health Care Equipment & Supplies — 3.2%
Analogic Corp.	15,700	$1,247,993
Globus Medical, Inc., Class A(2)(3)	83,100	1,213,260
Stryker Corp.	33,900	2,250,621

		$4,711,874

Health Care Providers & Services — 1.8%
Brookdale Senior Living, Inc.(2)	43,900	$1,244,565
MEDNAX, Inc.(2)	14,600	1,355,318

		$2,599,883

Household Products — 0.8%
Colgate-Palmolive Co.	21,000	$1,214,640

		$1,214,640

Industrial Conglomerates — 1.2%
Danaher Corp.	29,200	$1,805,144

		$1,805,144

Internet & Catalog Retail — 4.7%
Amazon.com, Inc.(2)	12,100	$3,255,263
priceline.com, Inc.(2)	3,100	2,492,183
Shutterfly, Inc.(2)	23,500	1,145,390

		$6,892,836

Internet Software & Services — 7.7%
eBay, Inc.(2)	51,900	$2,807,790
Equinix, Inc.(2)	6,000	1,215,840
Google, Inc., Class A(2)	7,400	6,441,034
LinkedIn Corp., Class A(2)	2,600	435,578
Pandora Media, Inc.(2)(3)	21,500	365,930

		$11,266,172

IT Services — 3.7%
Accenture PLC, Class A	29,200	$2,397,612
Visa, Inc., Class A	16,900	3,010,566

		$5,408,178

Leisure Equipment & Products — 1.5%
Polaris Industries, Inc.	23,598	$2,253,845

		$2,253,845

Machinery — 1.5%
Colfax Corp.(2)	24,300	$1,212,570
Stanley Black & Decker, Inc.	12,600	998,172

		$2,210,742

2

Security	Shares	Value
Media — 2.2%
ReachLocal, Inc.(2)(3)	41,100	$571,290
Walt Disney Co. (The)	42,300	2,668,284

		$3,239,574

Multiline Retail — 1.7%
Dollar General Corp.(2)	46,374	$2,448,547

		$2,448,547

Oil, Gas & Consumable Fuels — 4.7%
Alpha Natural Resources, Inc.(2)	75,600	$505,008
Concho Resources, Inc.(2)	19,400	1,623,004
EOG Resources, Inc.	14,500	1,871,950
Occidental Petroleum Corp.	16,300	1,500,741
Range Resources Corp.	17,900	1,345,722

		$6,846,425

Pharmaceuticals — 4.1%
Allergan, Inc.	22,200	$2,208,678
Perrigo Co.	18,700	2,167,517
Roche Holding AG ADR	26,400	1,645,776

		$6,021,971

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	25,900	$2,016,056

		$2,016,056

Road & Rail — 2.4%
J.B. Hunt Transport Services, Inc.	22,300	$1,642,618
Kansas City Southern	17,346	1,920,202

		$3,562,820

Semiconductors & Semiconductor Equipment — 1.7%
Cypress Semiconductor Corp.(2)	97,400	$1,094,776
Monolithic Power Systems, Inc.	55,300	1,358,721

		$2,453,497

Software — 3.9%
Adobe Systems, Inc.(2)	8,084	$346,884
Infoblox, Inc.(2)	77,265	1,879,858
salesforce.com, inc.(2)	43,600	1,845,588
VMware, Inc., Class A(2)	23,900	1,699,768

		$5,772,098

Specialty Retail — 6.1%
DSW, Inc., Class A	21,500	$1,590,785
Home Depot, Inc. (The)	31,507	2,478,341
Ross Stores, Inc.	34,000	2,186,200
Tractor Supply Co.	24,000	2,687,520

		$8,942,846

Textiles, Apparel & Luxury Goods — 1.0%
VF Corp.	7,700	$1,415,722

		$1,415,722

Trading Companies & Distributors — 2.3%
United Rentals, Inc.(2)(3)	19,100	$1,085,644
W.W. Grainger, Inc.	8,800	2,265,472

		$3,351,116

Total Common Stocks (identified cost $113,557,554)		$142,486,601

3

Short-Term Investments — 5.9%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(4)(5)			$4,144	$4,144,077
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)			4,426	4,426,379

Total Short-Term Investments (identified cost $8,570,456)				$8,570,456

Total Investments — 103.2% (identified cost $122,128,010)				$151,057,057

Covered Call Options Written — (0.0)%(6)
Security	Number of Contracts	Strike Price	Expiration Date	Value
Amazon.com, Inc.	6	$275.00	6/22/13	$(2,355)
Apple, Inc.	15	465.00	6/22/13	(7,913)
Biogen Idec, Inc.	7	255.00	6/22/13	(1,190)
Celanese Corp., Series A	25	52.50	6/22/13	(1,125)
Celgene Corp.	13	135.00	6/22/13	(1,098)
Citigroup, Inc.	23	55.00	6/22/13	(782)
Fortune Brands Home & Security, Inc.	28	45.00	6/22/13	(840)
Gilead Sciences, Inc.	59	62.50	6/22/13	(619)
Home Depot, Inc. (The)	16	82.50	6/22/13	(352)
LinkedIn Corp., Class A	26	185.00	6/22/13	(3,120)
Precision Castparts Corp.	11	220.00	6/22/13	(1,733)
priceline.com, Inc.	2	830.00	6/22/13	(2,040)
Shutterfly, Inc.	59	52.50	6/22/13	(3,098)
Stanley Black & Decker, Inc.	17	85.00	6/22/13	(170)
T. Rowe Price Group, Inc.	8	80.00	6/22/13	(180)

Total Covered Call Options Written (premiums received $38,291)				$(26,615)

Other Assets, Less Liabilities — (3.2)%				$(4,600,699)

Net Assets — 100.0%				$146,429,743

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at May 31, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	All or a portion of this security was on loan at May 31, 2013.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities. At May 31, 2013, the Fund loaned securities having a market value of $3,989,206 and received $4,144,077 of cash collateral for the loans.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2013 were $4,002 and $2,923, respectively.

(6)	Amount is less than 0.05%.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$122,018,358

Gross unrealized appreciation	$29,732,616
Gross unrealized depreciation	(693,917)

Net unrealized appreciation	$29,038,699

Written options activity for the fiscal year to date ended May 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	952	$72,241
Options written	4,149	474,544
Options terminated in closing purchase transactions	(739)	(111,374)
Options exercised	(1,346)	(134,129)
Options expired	(2,701)	(262,991)

Outstanding, end of period	315	$38,291

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into option transactions on individual securities that it holds to generate premium income.

At May 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $26,615.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$142,486,601 *	$—	$—	$142,486,601
Short-Term Investments	—	8,570,456	—	8,570,456
Total Investments	$142,486,601	$8,570,456	$—	$151,057,057

Liability Description
Covered Call Options Written	$(26,615)	$—	$—	$(26,615)
Total	$(26,615)	$—	$—	$(26,615)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Worldwide Health Sciences Fund

May 31, 2013 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2013, the value of the Fund’s investment in the Portfolio was $1,098,619,584 and the Fund owned 99.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.00%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization – Europe — 13.24%(1)
Actelion, Ltd.(2)	407,300	$24,328,869	2.21%
Novartis AG	341,000	24,426,510	2.21
Roche Holding AG PC	220,000	54,546,005	4.95
Sanofi	400,000	42,651,263	3.87

		$145,952,647	13.24%

Major Capitalization – Far East — 7.75%(1)
Mitsubishi Tanabe Pharma Corp.	1,433,000	$18,251,681	1.66%
Ono Pharmaceutical Co., Ltd.	497,700	34,609,205	3.14
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	23,915,431	2.17
Sinopharm Group Co., Ltd., Class H	3,200,000	8,643,255	0.78

		$85,419,572	7.75%

Major Capitalization – North America — 55.23%(1)
AbbVie, Inc.	688,000	$29,370,720	2.66%
Actavis, Inc.(2)	135,500	16,705,795	1.51
Aetna, Inc.	150,000	9,057,000	0.82
Agilent Technologies, Inc.	240,000	10,908,000	0.99
Allergan, Inc.	95,000	9,451,550	0.86
Amgen, Inc.	351,000	35,286,030	3.20
Baxter International, Inc.	191,000	13,433,030	1.22
Biogen Idec, Inc.(2)	77,000	18,286,730	1.66
BioMarin Pharmaceutical, Inc.(2)	214,000	13,417,800	1.22
Bristol-Myers Squibb Co.	788,000	36,255,880	3.29
Celgene Corp.(2)	157,000	19,413,050	1.76
Cigna Corp.	94,000	6,382,600	0.58
Express Scripts Holding Co.(2)	442,000	27,457,040	2.49
Gilead Sciences, Inc.(2)	920,000	50,121,600	4.54
HCA Holdings, Inc.	1,100,000	42,966,000	3.90
Humana, Inc.	46,000	3,715,880	0.34
Illumina, Inc.(2)	282,700	19,879,464	1.80
Merck & Co., Inc.	734,000	34,277,800	3.11
Mylan, Inc.(2)	1,070,000	32,613,600	2.96
Onyx Pharmaceuticals, Inc.(2)	292,000	27,871,400	2.53
Pfizer, Inc.	1,447,400	39,412,702	3.57
Quintiles Transnational Holdings, Inc.(2)	255,000	11,230,200	1.02
Thermo Fisher Scientific, Inc.	376,000	33,200,800	3.01
UnitedHealth Group, Inc.	261,000	16,346,430	1.48
Vertex Pharmaceuticals, Inc.(2)	198,500	15,941,535	1.45
WellPoint, Inc.	250,000	19,242,500	1.74
Zimmer Holdings, Inc.	213,000	16,722,630	1.52

		$608,967,766	55.23%

Small & Mid Capitalization – Europe — 0.56%(1)
Given Imaging, Ltd.(2)	430,000	$6,166,200	0.56%

		$6,166,200	0.56%

1

Security	Shares	Value	Percentage of Net Assets
Small & Mid Capitalization – Far East — 7.14%(1)
Biosensors International Group, Ltd.(2)	13,628,000	$12,837,814	1.16%
China Shineway Pharmaceutical Group, Ltd.	4,250,000	8,134,374	0.74
Nichi-Iko Pharmaceutical Co., Ltd.	660,000	14,486,795	1.31
Sawai Pharmaceutical Co., Ltd.	230,000	25,263,632	2.29
Towa Pharmaceutical Co., Ltd.	420,000	18,069,825	1.64

		$78,792,440	7.14%

Small & Mid Capitalization – North America — 16.08%(1)
Align Technology, Inc.(2)	477,800	$17,081,350	1.55%
Dendreon Corp.(2)	1,250,000	5,000,000	0.45
Exact Sciences Corp.(2)	1,065,000	11,970,600	1.09
Impax Laboratories, Inc.(2)	537,700	10,189,415	0.92
Incyte Corp.(2)	1,465,000	32,479,050	2.95
Infinity Pharmaceuticals, Inc.(2)	753,000	20,293,350	1.84
Insulet Corp.(2)	827,000	24,694,220	2.24
MAKO Surgical Corp.(2)	1,255,500	15,517,980	1.41
Medivation, Inc.(2)	250,000	12,140,000	1.10
Molina Healthcare, Inc.(2)	300,000	11,340,000	1.03
Neurocrine Biosciences, Inc.(2)	238,500	3,083,805	0.28
OraSure Technologies, Inc.(2)	1,145,000	5,015,100	0.45
Sequenom, Inc.(2)	1,070,000	4,429,800	0.40
Vocera Communications, Inc.(2)	276,000	4,073,760	0.37

		$177,308,430	16.08%

Total Common Stocks (identified cost $833,652,102)		$1,102,607,055	100.00%

Other Assets, Less Liabilities		$30,481	0.00	%(3)

Net Assets		$1,102,637,536	100.00%

PC	-	Participation Certificate

During the fiscal year to date ended May 31, 2013, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2013 was $7,141.

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at May 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$837,590,970

Gross unrealized appreciation	$298,964,004
Gross unrealized depreciation	(33,947,919)

Net unrealized appreciation	$265,016,085

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Major Capitalization - Europe	$—	$145,952,647		$—	$145,952,647
Major Capitalization - Far East	—	85,419,572		—	85,419,572
Major Capitalization - North America	608,967,766	—		—	608,967,766
Small & Mid Capitalization - Europe	6,166,200	—		—	6,166,200
Small & Mid Capitalization - Far East	—	78,792,440		—	78,792,440
Small & Mid Capitalization - North America	177,308,430	—		—	177,308,430
Total Common Stocks	$792,442,396	$310,164,659	*	$—	$1,102,607,055

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 84.1%

Security	Shares	Value
Aerospace & Defense — 0.9%
Honeywell International, Inc.	12,952	$1,016,214
Precision Castparts Corp.	3,643	779,311
United Technologies Corp.	17,798	1,689,030

		$3,484,555

Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	34,658	$2,977,122

		$2,977,122

Auto Components — 1.0%
Bridgestone Corp.	69,500	$2,255,960
Compagnie Generale des Etablissements Michelin, Class B	6,325	551,984
Delphi Automotive PLC	19,801	966,487

		$3,774,431

Automobiles — 1.4%
Bayerische Motoren Werke AG	13,588	$1,289,477
Toyota Motor Corp.	67,100	3,915,910

		$5,205,387

Beverages — 2.5%
Asahi Group Holdings, Ltd.	49,700	$1,191,666
Coca-Cola Co. (The)	80,640	3,224,794
Diageo PLC	37,828	1,117,434
Kirin Holdings Co., Ltd.	81,000	1,319,418
PepsiCo, Inc.	33,495	2,705,391

		$9,558,703

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc.(1)	6,356	$619,964
Amgen, Inc.	24,219	2,434,736
Biogen Idec, Inc.(1)	6,714	1,594,508
Celgene Corp.(1)	3,533	436,856
Gilead Sciences, Inc.(1)	22,504	1,226,018

		$6,312,082

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	24,170	$726,550
BlackRock, Inc.	2,980	832,016
Credit Suisse Group AG	24,730	730,927
Franklin Resources, Inc.	4,717	730,239
Goldman Sachs Group, Inc. (The)	3,684	597,103
Invesco, Ltd.	23,691	799,334
Morgan Stanley	13,555	351,075
Northern Trust Corp.	12,581	731,585
State Street Corp.	9,428	623,945
T. Rowe Price Group, Inc.	9,337	708,305

		$6,831,079

1

Security	Shares	Value
Chemicals — 1.3%
CF Industries Holdings, Inc.	3,038	$580,137
Ecolab, Inc.	14,120	1,192,716
LyondellBasell Industries NV, Class A	11,291	752,545
Monsanto Co.	15,184	1,528,118
Sherwin-Williams Co. (The)	4,062	765,809

		$4,819,325

Commercial Banks — 13.5%
Associated Banc-Corp.	23,711	$365,387
Australia and New Zealand Banking Group, Ltd.	51,200	1,335,566
Banco Bilbao Vizcaya Argentaria SA	67,694	634,477
Banco Bradesco SA, PFC Shares	37,893	604,714
Bank of Montreal	11,152	660,138
Bank of Nova Scotia (The)	15,358	874,595
Bank of the Ozarks, Inc.	27,213	1,187,848
Bryn Mawr Bank Corp.	13,676	310,172
Canadian Imperial Bank of Commerce	7,732	584,328
Chemical Financial Corp.	7,376	192,440
City Holding Co.	21,142	837,646
Columbia Banking System, Inc.	38,242	835,205
Commonwealth Bank of Australia	18,202	1,156,405
Community Bank System, Inc.	26,945	791,105
DBS Group Holdings, Ltd.	49,000	663,430
F.N.B. Corp.	159,939	1,839,299
First Commonwealth Financial Corp.	45,595	328,740
First Financial Bancorp	42,828	659,980
First Financial Bankshares, Inc.	21,748	1,196,140
First Financial Corp.	10,268	315,741
First Merchants Corp.	21,456	355,311
First Midwest Bancorp, Inc.	104,668	1,377,431
FirstMerit Corp.	25,240	476,279
Fulton Financial Corp.	31,124	357,615
German American Bancorp, Inc.	13,977	305,537
Glacier Bancorp, Inc.	86,199	1,675,709
HSBC Holdings PLC	293,499	3,219,985
Huntington Bancshares, Inc.	48,185	373,434
Lakeland Financial Corp.	12,339	340,310
MB Financial, Inc.	15,282	389,844
National Bank of Canada	7,649	562,857
National Penn Bancshares, Inc.	124,855	1,233,567
Nordea Bank AB	65,411	803,639
Old National Bancorp	92,726	1,238,819
Oversea-Chinese Banking Corp., Ltd.	75,000	610,969
PacWest Bancorp	37,756	1,088,506
Park National Corp.	9,405	649,697
Peoples Bancorp, Inc.	14,408	288,736
PNC Financial Services Group, Inc. (The)	10,580	757,951
PrivateBancorp, Inc.	20,912	404,856
Royal Bank of Canada	17,187	1,020,030
S&T Bancorp, Inc.	37,610	727,377
S.Y. Bancorp, Inc.	13,651	328,989
Societe Generale	15,691	625,790
Standard Chartered PLC	25,229	584,162
Sumitomo Mitsui Financial Group, Inc.	36,200	1,429,168
Susquehanna Bancshares, Inc.	113,042	1,357,634
Svenska Handelsbanken AB, Class A	17,066	733,560
Taylor Capital Group, Inc.(1)	17,701	294,014
Texas Capital Bancshares, Inc.(1)	25,443	1,123,563
Toronto-Dominion Bank (The)	11,425	925,571

2

Security	Shares	Value
U.S. Bancorp	22,773	$798,421
UMB Financial Corp.	19,036	1,010,621
Umpqua Holdings Corp.	83,929	1,134,720
United Bankshares, Inc.	34,806	905,304
United Overseas Bank, Ltd.	37,000	624,932
Wells Fargo & Co.	66,552	2,698,684
Westpac Banking Corp.	54,020	1,455,888
Wintrust Financial Corp.	33,612	1,268,517

		$50,931,353

Commercial Services & Supplies — 0.6%
ADT Corp. (The)(1)	7,777	$315,669
Covanta Holding Corp.	18,160	371,372
Heritage-Crystal Clean, Inc.(1)	19,980	300,699
Tetra Tech, Inc.(1)	22,775	627,907
US Ecology, Inc.	14,122	386,660
Waste Connections, Inc.	10,359	416,846

		$2,419,153

Communications Equipment — 1.1%
Cisco Systems, Inc.	77,707	$1,871,185
Motorola Solutions, Inc.	21,143	1,225,448
QUALCOMM, Inc.	19,306	1,225,545

		$4,322,178

Computers & Peripherals — 0.3%
EMC Corp.(1)	39,287	$972,746

		$972,746

Construction & Engineering — 1.7%
Argan, Inc.	15,893	$258,261
Comfort Systems USA, Inc.	26,237	362,595
Dycom Industries, Inc.(1)	16,843	383,178
EMCOR Group, Inc.	11,413	453,667
Granite Construction, Inc.	12,930	399,020
Layne Christensen Co.(1)	13,497	290,051
MasTec, Inc.(1)	20,275	644,745
MYR Group, Inc.(1)	13,983	283,016
Northwest Pipe Co.(1)	14,062	386,564
Orion Marine Group, Inc.(1)	35,048	420,927
Pike Electric Corp.	26,165	317,905
Primoris Services Corp.	25,336	539,910
Quanta Services, Inc.(1)	13,175	373,775
Tutor Perini Corp.(1)	26,131	483,946
URS Corp.	15,082	730,572

		$6,328,132

Consumer Finance — 0.6%
American Express Co.	11,985	$907,384
Capital One Financial Corp.	10,314	628,432
Discover Financial Services	14,814	702,332

		$2,238,148

Diversified Financial Services — 1.2%
Citigroup, Inc.	30,970	$1,610,130
ING Groep NV(1)	63,236	589,656
JPMorgan Chase & Co.	45,020	2,457,642

		$4,657,428

3

Security	Shares	Value
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	90,326	$3,160,507
CenturyLink, Inc.	22,492	768,102
TELUS Corp.	29,006	1,010,279
Verizon Communications, Inc.	41,242	1,999,412

		$6,938,300

Electric Utilities — 2.2%
American Electric Power Co., Inc.	21,480	$984,214
Edison International	16,443	755,391
NextEra Energy, Inc.	27,152	2,053,234
Northeast Utilities	37,426	1,559,542
PPL Corp.	24,523	728,333
Southern Co. (The)	22,129	971,463
Xcel Energy, Inc.	46,661	1,340,104

		$8,392,281

Electrical Equipment — 1.3%
Acuity Brands, Inc.	5,746	$431,352
AZZ, Inc.	11,388	472,374
Babcock & Wilcox Co. (The)	12,786	379,488
Encore Wire Corp.	12,003	415,424
Generac Holdings, Inc.	11,974	484,947
Global Power Equipment Group, Inc.	20,332	323,279
Hubbell, Inc., Class B	4,842	486,282
Rockwell Automation, Inc.	8,053	708,825
Roper Industries, Inc.	11,167	1,387,165

		$5,089,136

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	9,554	$744,257

		$744,257

Energy Equipment & Services — 0.1%
Cameron International Corp.(1)	7,591	$462,064

		$462,064

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	10,256	$1,124,776
CVS Caremark Corp.	29,261	1,684,848
Kroger Co. (The)	31,164	1,049,292
Sysco Corp.	23,094	780,577
Wal-Mart Stores, Inc.	33,750	2,525,850
Walgreen Co.	20,715	989,348

		$8,154,691

Food Products — 3.3%
Bunge, Ltd.	15,833	$1,101,977
Campbell Soup Co.	48,820	2,089,984
ConAgra Foods, Inc.	33,513	1,129,053
General Mills, Inc.	23,510	1,106,851
Hershey Co. (The)	24,932	2,221,690
Kellogg Co.	17,937	1,112,991
Kraft Foods Group, Inc.	9,345	515,190
Nestle SA	49,212	3,260,029

		$12,537,765

4

Security	Shares	Value
Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	15,287	$1,075,135
Covidien PLC	11,394	724,658
Intuitive Surgical, Inc.(1)	1,645	818,437
Medtronic, Inc.	45,025	2,296,725
Zimmer Holdings, Inc.	12,788	1,003,986

		$5,918,941

Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	24,035	$1,299,813
Cardinal Health, Inc.	17,166	806,115
Cigna Corp.	15,196	1,031,808
DaVita HealthCare Partners, Inc.(1)	8,341	1,034,868
McKesson Corp.	12,380	1,409,587
UnitedHealth Group, Inc.	21,515	1,347,485
WellPoint, Inc.	10,136	780,168

		$7,709,844

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	25,274	$836,570
Compass Group PLC	109,475	1,435,649
Marriott International, Inc., Class A	20,326	853,895

		$3,126,114

Household Products — 2.1%
Colgate-Palmolive Co.	21,646	$1,252,005
Kimberly-Clark Corp.	15,039	1,456,226
Procter & Gamble Co.	49,295	3,783,884
Reckitt Benckiser Group PLC	19,689	1,407,930

		$7,900,045

Industrial Conglomerates — 1.8%
3M Co.	25,712	$2,835,262
General Electric Co.	174,918	4,079,088

		$6,914,350

Insurance — 3.4%
ACE, Ltd.	7,500	$672,600
Aflac, Inc.	11,198	623,617
Allianz SE	5,517	852,191
Allstate Corp. (The)	14,644	706,427
Aon PLC	10,603	675,093
Assicurazioni Generali SpA	34,627	644,276
AXA SA	34,931	705,246
Berkshire Hathaway, Inc., Class B(1)	11,134	1,270,055
Chubb Corp.	7,775	677,203
Loews Corp.	14,594	668,697
Manulife Financial Corp.	45,316	717,713
Marsh & McLennan Cos., Inc.	17,369	695,107
Muenchener Rueckversicherungs-Gesellschaft AG	3,373	629,148
Power Financial Corp.	21,965	660,592
Prudential Financial, Inc.	11,557	797,086
Prudential PLC	41,262	694,072
Swiss Reinsurance Co., Ltd.(1)	8,344	612,737
Travelers Companies, Inc. (The)	8,169	683,909

		$12,985,769

Internet Software & Services — 0.6%
eBay, Inc.(1)	17,995	$973,530
Yahoo! Inc.(1)	44,381	1,167,220

		$2,140,750

5

Security	Shares	Value
IT Services — 4.4%
Accenture PLC, Class A	15,807	$1,297,913
Automatic Data Processing, Inc.	35,068	2,409,873
Cognizant Technology Solutions Corp., Class A(1)	9,524	615,726
Fidelity National Information Services, Inc.	20,781	933,067
Fiserv, Inc.(1)	18,228	1,588,752
International Business Machines Corp.	18,684	3,886,646
MasterCard, Inc., Class A	2,516	1,434,749
Paychex, Inc.	43,270	1,610,942
Visa, Inc., Class A	14,949	2,663,015

		$16,440,683

Leisure Equipment & Products — 0.3%
Mattel, Inc.	22,606	$1,011,618

		$1,011,618

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	10,245	$904,633

		$904,633

Machinery — 2.1%
American Railcar Industries, Inc.	11,813	$401,642
Deere & Co.	10,909	950,283
Douglas Dynamics, Inc.	25,950	362,781
FreightCar America, Inc.	26,015	471,912
Greenbrier Cos., Inc.(1)	19,689	461,707
Ingersoll-Rand PLC	20,295	1,167,571
L.B. Foster Co., Class A	6,296	278,976
Mueller Industries, Inc.	8,688	473,062
Oshkosh Corp.(1)	8,861	352,845
Pentair, Ltd.	3,732	217,352
RBC Bearings, Inc.(1)	7,620	373,075
Standex International Corp.	6,345	331,019
Titan International, Inc.	28,231	658,629
Trimas Corp.(1)	15,820	510,195
Trinity Industries, Inc.	12,457	509,865
Wabash National Corp.(1)	48,536	509,628

		$8,030,542

Media — 2.8%
British Sky Broadcasting Group PLC	101,913	$1,204,968
Liberty Media Corp., Class A(1)	6,191	773,008
Naspers, Ltd., Class N	13,600	1,001,231
Omnicom Group, Inc.	21,256	1,320,635
Pearson PLC	47,413	881,236
Reed Elsevier PLC	118,222	1,322,091
SES SA	62,794	1,855,075
Starz, Class A(1)	6,191	142,888
Thomson Reuters Corp.	44,973	1,496,570
Time Warner Cable, Inc.	7,712	736,573

		$10,734,275

Metals & Mining — 0.3%
Newmont Mining Corp.	13,543	$464,254
Nucor Corp.	15,912	708,243

		$1,172,497

Multi-Utilities — 1.4%
Consolidated Edison, Inc.	16,823	$960,089
Dominion Resources, Inc.	23,776	1,344,533
DTE Energy Co.	30,107	2,005,427
Sempra Energy	12,677	1,030,640

		$5,340,689

6

Security	Shares	Value
Multiline Retail — 0.6%
Marks & Spencer Group PLC	149,760	$1,059,845
Nordstrom, Inc.	17,742	1,043,584

		$2,103,429

Oil, Gas & Consumable Fuels — 2.3%
Anadarko Petroleum Corp.	7,925	$693,200
ConocoPhillips	42,618	2,614,188
EOG Resources, Inc.	5,526	713,407
Hess Corp.	4,965	334,691
Husky Energy, Inc.	12,977	366,623
Kinder Morgan, Inc.	39,388	1,495,956
Marathon Oil Corp.	18,459	634,805
Noble Energy, Inc.	11,064	637,840
Phillips 66	5,501	366,201
Suncor Energy, Inc.	14,563	441,771
Valero Energy Corp.	13,499	548,464

		$8,847,146

Paper & Forest Products — 0.2%
International Paper Co.	16,366	$755,291

		$755,291

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	10,663	$722,738
Kao Corp.	38,200	1,197,096

		$1,919,834

Pharmaceuticals — 3.9%
Actavis, Inc.(1)	12,689	$1,564,427
Allergan, Inc.	14,183	1,411,067
Astellas Pharma, Inc.	27,700	1,414,533
Daiichi Sankyo Co., Ltd.	50,500	829,112
Eli Lilly & Co.	23,683	1,258,988
Johnson & Johnson	38,255	3,220,306
Mylan, Inc.(1)	36,788	1,121,298
Novo Nordisk A/S, Class B	5,592	906,338
Roche Holding AG PC	3,199	793,148
Sanofi	19,960	2,128,298

		$14,647,515

Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	7,862	$611,978
AvalonBay Communities, Inc.	4,515	598,960
Boston Properties, Inc.	5,766	614,540
HCP, Inc.	13,446	637,072
Land Securities Group PLC	45,629	643,625
Public Storage, Inc.	4,287	650,767
Unibail-Rodamco SE	2,561	629,949
Ventas, Inc.	9,415	671,949
Vornado Realty Trust	7,796	623,290
Westfield Group	53,505	587,273

		$6,269,403

Real Estate Management & Development — 0.4%
Mitsubishi Estate Co., Ltd.	62,000	$1,527,492

		$1,527,492

Road & Rail — 0.8%
Union Pacific Corp.	18,519	$2,863,408

		$2,863,408

7

Security	Shares	Value
Software — 1.5%
Intuit, Inc.	25,267	$1,476,603
Oracle Corp.	107,696	3,635,817
salesforce.com, inc.(1)	14,360	607,859

		$5,720,279

Specialty Retail — 0.2%
CST Brands, Inc.(1)	1,500	$45,582
Industria de Diseno Textil SA	5,459	675,771

		$721,353

Textiles, Apparel & Luxury Goods — 1.9%
Adidas AG	21,514	$2,339,097
Christian Dior SA	5,526	1,010,963
Compagnie Financiere Richemont SA, Class A	11,585	1,024,359
Luxottica Group SpA	16,125	834,705
LVMH Moet Hennessy Louis Vuitton SA	7,885	1,392,836
Swatch Group, Ltd. (The)	7,765	765,385

		$7,367,345

Thrifts & Mortgage Finance — 1.2%
Brookline Bancorp, Inc.	125,041	$1,060,348
Northwest Bancshares, Inc.	101,055	1,253,082
Oritani Financial Corp.	79,236	1,214,688
Provident Financial Services, Inc.	54,843	834,710

		$4,362,828

Tobacco — 2.2%
Altria Group, Inc.	45,497	$1,642,442
British American Tobacco PLC	38,455	2,113,052
Imperial Tobacco Group PLC	18,658	669,537
Philip Morris International, Inc.	25,521	2,320,114
Reynolds American, Inc.	29,567	1,422,468

		$8,167,613

Trading Companies & Distributors — 0.2%
Fastenal Co.	13,918	$726,241

		$726,241

Wireless Telecommunication Services — 1.2%
China Mobile, Ltd.	72,000	$759,041
KDDI Corp.	23,800	1,073,712
MTN Group, Ltd.	38,900	704,191
Rogers Communications Inc., Class B	16,656	755,083
SoftBank Corp.	23,200	1,159,656

		$4,451,683

Total Common Stocks (identified cost $266,586,995)		$317,931,926

Exchange-Traded Funds — 7.4%

Security	Shares	Value
Equity Funds — 7.4%
Consumer Discretionary Select Sector SPDR Fund (The)	369,124	$20,715,239
Vanguard Extended Market Index Fund ETF	104,905	7,408,391

Total Exchange-Traded Funds (identified cost $21,764,618)		$28,123,630

8

Short-Term Investments — 7.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$29,763	$29,762,696

Total Short-Term Investments (identified cost $29,762,696)		$29,762,696

Total Investments — 99.4% (identified cost $318,114,309)		$375,818,252

Other Assets, Less Liabilities — 0.6%		$2,142,951

Net Assets — 100.0%		$377,961,203

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2013 was $11,398.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	61.0%	$230,392,213
United Kingdom	4.8	17,995,166
Japan	4.6	17,313,723
Canada	2.7	10,076,150
Switzerland	2.1	8,076,537
France	1.9	7,045,066
Germany	1.3	5,109,913
Australia	1.2	4,535,132
Ireland	0.8	3,190,142
Singapore	0.5	1,899,331
Luxembourg	0.5	1,855,075
South Africa	0.4	1,705,422
Sweden	0.4	1,537,199
Italy	0.4	1,478,981
Netherlands	0.4	1,342,201
Spain	0.3	1,310,248
Denmark	0.2	906,338
Bermuda	0.2	799,334
China	0.2	759,041
Brazil	0.2	604,714

Common Stocks	84.1%	$317,931,926
Exchange-Traded Funds	7.4	28,123,630
Short-Term Investments	7.9	29,762,696

Total Investments	99.4%	$375,818,252

9

A summary of open financial instruments at May 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/13	60 E-mini MSCI EAFE Index	Long	$5,190,984	$5,067,600	$(123,384)
6/13	80 E-mini S&P 500 Index	Long	6,618,313	6,516,000	(102,313)
6/13	260 Nikkei 225 Index	Long	15,471,277	17,504,500	2,033,223

					$1,807,526

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

At May 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $2,033,223 and $225,697, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$318,265,639

Gross unrealized appreciation	$59,425,059
Gross unrealized depreciation	(1,872,446)

Net unrealized appreciation	$57,552,613

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$9,227,410	$24,816,542		$—	$34,043,952
Consumer Staples	35,962,489	12,276,162		—	48,238,651
Energy	9,309,210	—		—	9,309,210
Financials	67,708,886	22,094,614		—	89,803,500
Health Care	29,421,586	6,071,429		—	35,493,015
Industrials	38,832,639	—		—	38,832,639
Information Technology	30,340,893	—		—	30,340,893
Materials	6,747,113	—		—	6,747,113
Telecommunication Services	7,693,383	3,696,600		—	11,389,983
Utilities	13,732,970	—		—	13,732,970
Total Common Stocks	$248,976,579	$68,955,347	*	$—	$317,931,926
Exchange-Traded Funds	$28,123,630	$—		$—	$28,123,630
Short-Term Investments	—	29,762,696		—	29,762,696
Total Investments	$277,100,209	$98,718,043		$—	$375,818,252
Futures Contracts	$2,033,223	$—		$—	$2,033,223
Total	$279,133,432	$98,718,043		$—	$377,851,475

Liability Description
Futures Contracts	$(225,697)	$—		$—	$(225,697)
Total	$(225,697)	$—		$—	$(225,697)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Eaton Vance

Richard Bernstein All Asset Strategy Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 50.0%

Security	Shares	Value
Aerospace & Defense — 0.5%
Honeywell International, Inc.	1,558	$122,240
Precision Castparts Corp.	387	82,787
United Technologies Corp.	1,643	155,921

		$360,948

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	3,721	$319,634

		$319,634

Auto Components — 0.6%
Bridgestone Corp.	8,700	$282,401
Compagnie Generale des Etablissements Michelin, Class B	850	74,180
Delphi Automotive PLC	1,504	73,410

		$429,991

Automobiles — 0.8%
Bayerische Motoren Werke AG	1,717	$162,940
Toyota Motor Corp.	7,300	426,023

		$588,963

Beverages — 1.6%
Asahi Group Holdings, Ltd.	7,500	$179,829
Coca-Cola Co. (The)	9,405	376,106
Diageo PLC	5,028	148,527
Kirin Holdings Co., Ltd.	12,000	195,469
PepsiCo, Inc.	3,939	318,153

		$1,218,084

Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc.(1)	850	$82,909
Amgen, Inc.	2,874	288,923
Biogen Idec, Inc.(1)	841	199,729
Celgene Corp.(1)	1,002	123,898
Gilead Sciences, Inc.(1)	2,946	160,498

		$855,957

Capital Markets — 0.7%
Bank of New York Mellon Corp. (The)	1,733	$52,094
BlackRock, Inc.	213	59,470
Credit Suisse Group AG(1)	1,792	52,965
Franklin Resources, Inc.	337	52,171
Goldman Sachs Group, Inc. (The)	373	60,456
Invesco, Ltd.	1,683	56,784
Morgan Stanley	2,374	61,487
Northern Trust Corp.	909	52,858
State Street Corp.	943	62,408
T. Rowe Price Group, Inc.	670	50,826

		$561,519

Chemicals — 0.6%
CF Industries Holdings, Inc.	217	$41,438
Ecolab, Inc.	1,884	159,142

Security	Shares	Value
LyondellBasell Industries NV, Class A	797	$53,120
Monsanto Co.	1,067	107,383
Sherwin-Williams Co. (The)	289	54,485

		$415,568

Commercial Banks — 8.1%
Associated Banc-Corp.	1,189	$18,323
Australia and New Zealand Banking Group, Ltd.	6,327	165,042
Banco Bilbao Vizcaya Argentaria SA	4,785	44,849
Banco Bradesco SA, PFC Shares	5,449	86,964
Bank of Montreal	2,052	121,467
Bank of Nova Scotia (The)	2,814	160,249
Bank of the Ozarks, Inc.	3,483	152,033
Bryn Mawr Bank Corp.	1,186	26,898
Canadian Imperial Bank of Commerce	1,650	124,695
Chemical Financial Corp.	476	12,419
City Holding Co.	2,957	117,156
Columbia Banking System, Inc.	3,179	69,429
Commonwealth Bank of Australia	2,457	156,098
Community Bank System, Inc.	2,106	61,832
DBS Group Holdings, Ltd.	8,000	108,315
F.N.B. Corp.	13,730	157,895
First Commonwealth Financial Corp.	3,968	28,609
First Financial Bancorp	3,240	49,928
First Financial Bankshares, Inc.	2,849	156,695
First Financial Corp.	894	27,491
First Merchants Corp.	1,870	30,967
First Midwest Bancorp, Inc.	17,213	226,523
FirstMerit Corp.	4,036	76,159
Fulton Financial Corp.	2,712	31,161
German American Bancorp, Inc.	1,214	26,538
Glacier Bancorp, Inc.	10,371	201,612
HSBC Holdings PLC	28,422	311,819
Huntington Bancshares, Inc.	2,399	18,592
Lakeland Financial Corp.	1,065	29,373
MB Financial, Inc.	2,618	66,785
National Bank of Canada	1,003	73,807
National Penn Bancshares, Inc.	19,246	190,151
Nordea Bank AB	8,827	108,449
Old National Bancorp	11,039	147,481
Oversea-Chinese Banking Corp., Ltd.	12,000	97,755
PacWest Bancorp	3,151	90,843
Park National Corp.	668	46,145
Peoples Bancorp, Inc.	1,268	25,411
PNC Financial Services Group, Inc. (The)	767	54,948
PrivateBancorp, Inc.	1,043	20,192
Royal Bank of Canada	2,961	175,732
S&T Bancorp, Inc.	2,914	56,357
Societe Generale	1,106	44,110
Standard Chartered PLC	1,836	42,511
Sumitomo Mitsui Financial Group, Inc.	4,400	173,711
Susquehanna Bancshares, Inc.	15,528	186,491
Svenska Handelsbanken AB, Class A	1,216	52,268
S.Y. Bancorp, Inc.	1,185	28,559
Taylor Capital Group, Inc.(1)	3,817	63,400

Security	Shares	Value
Texas Capital Bancshares, Inc.(1)	3,170	$139,987
Toronto-Dominion Bank (The)	2,053	166,319
U.S. Bancorp	1,774	62,196
UMB Financial Corp.	1,836	97,473
Umpqua Holdings Corp.	10,453	141,325
United Bankshares, Inc.	4,166	108,358
United Overseas Bank, Ltd.	6,000	101,340
Wells Fargo & Co.	7,743	313,979
Westpac Banking Corp.	6,582	177,391
Wintrust Financial Corp.	5,352	201,985

		$6,054,590

Commercial Services & Supplies — 0.2%
ADT Corp. (The)(1)	684	$27,764
Covanta Holding Corp.	885	18,098
Heritage-Crystal Clean, Inc.(1)	1,713	25,781
Tetra Tech, Inc.(1)	1,617	44,581
US Ecology, Inc.	1,148	31,432
Waste Connections, Inc.	507	20,401

		$168,057

Communications Equipment — 0.6%
Cisco Systems, Inc.	9,699	$233,552
Motorola Solutions, Inc.	1,873	108,559
QUALCOMM, Inc.	2,162	137,244

		$479,355

Computers & Peripherals — 0.2%
EMC Corp.(1)	5,357	$132,639

		$132,639

Construction & Engineering — 0.9%
Argan, Inc.	1,382	$22,457
Comfort Systems USA, Inc.	2,286	31,592
Dycom Industries, Inc.(1)	3,605	82,014
EMCOR Group, Inc.	569	22,618
Granite Construction, Inc.	639	19,720
Layne Christensen Co.(1)	1,159	24,907
MasTec, Inc.(1)	2,895	92,061
MYR Group, Inc.(1)	1,210	24,490
Northwest Pipe Co.(1)	1,227	33,730
Orion Marine Group, Inc.(1)	7,402	88,898
Pike Electric Corp.	5,931	72,062
Primoris Services Corp.	1,259	26,829
Quanta Services, Inc.(1)	660	18,724
Tutor Perini Corp.(1)	4,604	85,266
URS Corp.	1,074	52,025

		$697,393

Consumer Finance — 0.4%
American Express Co.	932	$70,562
Capital One Financial Corp.	1,657	100,961
Discover Financial Services	2,393	113,452

		$284,975

Diversified Financial Services — 0.6%
Citigroup, Inc.	2,714	$141,101
ING Groep NV(1)	8,633	80,500
JPMorgan Chase & Co.	3,796	207,224

		$428,825

Security	Shares	Value
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	10,398	$363,826
CenturyLink, Inc.	2,056	70,212
TELUS Corp.	3,960	137,927
Verizon Communications, Inc.	5,591	271,052

		$843,017

Electric Utilities — 1.5%
American Electric Power Co., Inc.	2,765	$126,692
Edison International	2,213	101,665
NextEra Energy, Inc.	3,254	246,068
Northeast Utilities	5,851	243,811
PPL Corp.	2,832	84,111
Southern Co. (The)	2,399	105,316
Xcel Energy, Inc.	7,618	218,789

		$1,126,452

Electrical Equipment — 0.6%
Acuity Brands, Inc.	291	$21,845
AZZ, Inc.	564	23,395
Babcock & Wilcox Co. (The)	1,029	30,541
Encore Wire Corp.	589	20,385
Generac Holdings, Inc.	611	24,746
Global Power Equipment Group, Inc.	2,778	44,170
Hubbell, Inc., Class B	712	71,506
Rockwell Automation, Inc.	601	52,900
Roper Industries, Inc.	1,484	184,342

		$473,830

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	685	$53,362

		$53,362

Energy Equipment & Services — 0.1%
Cameron International Corp.(1)	976	$59,409

		$59,409

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	1,115	$122,282
CVS Caremark Corp.	3,024	174,122
Kroger Co. (The)	3,948	132,929
Sysco Corp.	3,059	103,394
Wal-Mart Stores, Inc.	4,087	305,871
Walgreen Co.	1,750	83,580

		$922,178

Food Products — 2.0%
Bunge, Ltd.	2,102	$146,299
Campbell Soup Co.	6,523	279,250
ConAgra Foods, Inc.	2,877	96,926
General Mills, Inc.	2,468	116,194
Hershey Co. (The)	3,240	288,716
Kellogg Co.	2,368	146,934
Kraft Foods Group, Inc.	654	36,055
Nestle SA	5,663	375,143

		$1,485,517

Security	Shares	Value
Health Care Equipment & Supplies — 0.9%
Baxter International, Inc.	1,933	$135,948
Covidien PLC	1,278	81,281
Intuitive Surgical, Inc.(1)	150	74,629
Medtronic, Inc.	4,670	238,217
Zimmer Holdings, Inc.	1,721	135,116

		$665,191

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.	2,299	$124,330
Cardinal Health, Inc.	2,318	108,853
Cigna Corp.	2,000	135,800
DaVita HealthCare Partners, Inc.(1)	1,113	138,090
McKesson Corp.	1,534	174,661
UnitedHealth Group, Inc.	2,899	181,565
WellPoint, Inc.	1,500	115,455

		$978,754

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	4,508	$149,215
Compass Group PLC	16,799	220,301
Marriott International, Inc., Class A	1,557	65,409

		$434,925

Household Products — 1.3%
Colgate-Palmolive Co.	2,802	$162,068
Kimberly-Clark Corp.	2,375	229,971
Procter & Gamble Co.	5,713	438,530
Reckitt Benckiser Group PLC	2,535	181,274

		$1,011,843

Industrial Conglomerates — 1.0%
3M Co.	2,547	$280,858
General Electric Co.	20,431	476,451

		$757,309

Insurance — 1.8%
ACE, Ltd.	540	$48,427
Aflac, Inc.	1,768	98,460
Allianz SE	804	124,191
Allstate Corp. (The)	1,066	51,424
Aon PLC	1,407	89,584
Assicurazioni Generali SpA	4,495	83,635
AXA SA	4,509	91,035
Berkshire Hathaway, Inc., Class B(1)	1,374	156,732
Chubb Corp.	563	49,037
Loews Corp.	1,054	48,294
Manulife Financial Corp.	3,269	51,774
Marsh & McLennan Cos., Inc.	1,253	50,145
Muenchener Rueckversicherungs-Gesellschaft AG	518	96,620
Power Financial Corp.	1,574	47,338
Prudential Financial, Inc.	842	58,073
Prudential PLC	5,462	91,877
Swiss Reinsurance Co., Ltd.(1)	596	43,767
Travelers Companies, Inc. (The)	584	48,892

		$1,329,305

Security	Shares	Value
Internet Software & Services — 0.3%
eBay, Inc.(1)	2,117	$114,530
Yahoo! Inc.(1)	4,036	106,147

		$220,677

IT Services — 2.6%
Accenture PLC, Class A	2,069	$169,886
Automatic Data Processing, Inc.	3,564	244,918
Cognizant Technology Solutions Corp., Class A(1)	721	46,613
Fidelity National Information Services, Inc.	2,617	117,503
Fiserv, Inc.(1)	2,365	206,133
International Business Machines Corp.	2,123	441,626
MasterCard, Inc., Class A	292	166,513
Paychex, Inc.	5,707	212,472
Visa, Inc., Class A	1,801	320,830

		$1,926,494

Leisure Equipment & Products — 0.2%
Mattel, Inc.	3,156	$141,231

		$141,231

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	1,126	$99,426

		$99,426

Machinery — 1.1%
American Railcar Industries, Inc.	598	$20,332
Deere & Co.	1,930	168,122
Douglas Dynamics, Inc.	5,026	70,263
FreightCar America, Inc.	2,871	52,080
Greenbrier Cos., Inc.(1)	1,021	23,942
Ingersoll-Rand PLC	1,720	98,952
L.B. Foster Co., Class A	524	23,218
Mueller Industries, Inc.	477	25,973
Oshkosh Corp.(1)	774	30,821
Pentair, Ltd.	328	19,103
RBC Bearings, Inc.(1)	1,144	56,010
Standex International Corp.	1,275	66,517
Titan International, Inc.	2,951	68,847
Trimas Corp.(1)	767	24,736
Trinity Industries, Inc.	647	26,482
Wabash National Corp.(1)	2,437	25,588

		$800,986

Security	Shares	Value
Media — 1.8%
British Sky Broadcasting Group PLC	11,840	$139,990
Liberty Media Corp., Class A(1)	914	114,122
Naspers, Ltd., Class N	2,037	149,964
Omnicom Group, Inc.	1,840	114,319
Pearson PLC	6,894	128,134
Reed Elsevier PLC	11,204	125,296
SES SA	7,438	219,735
Starz, Class A(1)	455	10,501
Thomson Reuters Corp.	6,899	229,579
Time Warner Cable, Inc.	958	91,499

		$1,323,139

Metals & Mining — 0.2%
Newmont Mining Corp.	2,243	$76,890
Nucor Corp.	1,769	78,738

		$155,628

Multi-Utilities — 0.9%
Consolidated Edison, Inc.	1,651	$94,222
Dominion Resources, Inc.	4,038	228,349
DTE Energy Co.	3,647	242,927
Sempra Energy	1,434	116,584

		$682,082

Multiline Retail — 0.4%
Marks & Spencer Group PLC	21,222	$150,187
Nordstrom, Inc.	2,459	144,639

		$294,826

Oil, Gas & Consumable Fuels — 1.2%
Anadarko Petroleum Corp.	914	$79,948
ConocoPhillips	4,977	305,289
EOG Resources, Inc.	555	71,650
Hess Corp.	239	16,111
Husky Energy, Inc.	1,965	55,515
Kinder Morgan, Inc.	3,583	136,082
Marathon Oil Corp.	2,045	70,327
Noble Energy, Inc.	1,300	74,945
Phillips 66	184	12,249
Suncor Energy, Inc.	1,476	44,775
Valero Energy Corp.	1,498	60,864

		$927,755

Paper & Forest Products — 0.1%
International Paper Co.	1,176	$54,272

		$54,272

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	1,479	$100,247
Kao Corp.	6,900	216,229

		$316,476

Security	Shares	Value
Pharmaceuticals — 2.4%
Actavis, Inc.(1)	1,752	$216,004
Allergan, Inc.	1,913	190,324
Astellas Pharma, Inc.	4,500	229,798
Daiichi Sankyo Co., Ltd.	4,600	75,523
Eli Lilly & Co.	2,500	132,900
Johnson & Johnson	4,022	338,572
Mylan, Inc.(1)	4,910	149,657
Novo Nordisk A/S, Class B	721	116,858
Roche Holding AG PC	358	88,761
Sanofi	2,537	270,516

		$1,808,913

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	779	$60,637
AvalonBay Communities, Inc.	743	98,566
Boston Properties, Inc.	916	97,627
HCP, Inc.	2,078	98,456
Land Securities Group PLC	7,288	102,802
Public Storage, Inc.	626	95,027
Unibail-Rodamco SE	398	97,899
Ventas, Inc.	1,453	103,701
Vornado Realty Trust	1,136	90,823
Westfield Group	3,834	42,082

		$887,620

Real Estate Management & Development — 0.2%
Mitsubishi Estate Co., Ltd.	6,000	$147,822

		$147,822

Road & Rail — 0.4%
Union Pacific Corp.	2,155	$333,206

		$333,206

Software — 1.0%
Intuit, Inc.	4,387	$256,376
Oracle Corp.	11,278	380,745
salesforce.com, inc.(1)	2,228	94,312

		$731,433

Specialty Retail — 0.1%
CST Brands, Inc.(1)	166	$5,058
Industria de Diseno Textil SA	700	86,653

		$91,711

Textiles, Apparel & Luxury Goods — 1.2%
Adidas AG	2,610	$283,771
Christian Dior SA	510	93,303
Compagnie Financiere Richemont SA, Class A	2,013	177,992
Luxottica Group SpA	1,271	65,793
LVMH Moet Hennessy Louis Vuitton SA	1,195	211,089
Swatch Group, Ltd. (The)	1,030	101,525

		$933,473

Security	Shares	Value
Thrifts & Mortgage Finance — 0.9%
Brookline Bancorp, Inc.	19,952	$169,193
Northwest Bancshares, Inc.	16,281	201,884
Oritani Financial Corp.	13,291	203,751
Provident Financial Services, Inc.	4,708	71,656

		$646,484

Tobacco — 1.5%
Altria Group, Inc.	7,625	$275,262
British American Tobacco PLC	4,991	274,249
Imperial Tobacco Group PLC	1,712	61,435
Philip Morris International, Inc.	3,289	299,003
Reynolds American, Inc.	3,867	186,041

		$1,095,990

Trading Companies & Distributors — 0.1%
Fastenal Co.	994	$51,867

		$51,867

Wireless Telecommunication Services — 0.9%
China Mobile, Ltd.	8,500	$89,609
KDDI Corp.	3,600	162,410
MTN Group, Ltd.	5,942	107,566
Rogers Communications Inc., Class B	2,412	109,346
SoftBank Corp.	3,800	189,943

		$658,874

Total Common Stocks (identified cost $32,661,945)		$37,467,975

U.S. Treasury Obligations — 27.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond:
3.125%, 11/15/41	$134	$130,518
3.125%, 2/15/42	102	99,321
3.50%, 2/15/39	81	85,337
3.75%, 8/15/41	111	122,117
3.875%, 8/15/40	110	123,458
4.25%, 5/15/39	71	85,145
4.25%, 11/15/40	106	126,965
4.375%, 2/15/38	70	85,227
4.375%, 11/15/39	102	123,555
4.375%, 5/15/40	103	125,322
4.375%, 5/15/41	106	129,575
4.50%, 2/15/36	69	85,339
4.50%, 5/15/38	69	85,108
4.50%, 8/15/39	69	85,021
4.625%, 2/15/40	166	209,326
4.75%, 2/15/37	67	85,175
4.75%, 2/15/41	97	125,054
5.00%, 5/15/37	64	84,935
7.875%, 2/15/21	213	309,391
8.125%, 5/15/21	209	309,152
8.125%, 8/15/21	207	309,366
8.75%, 5/15/20	207	306,791
8.75%, 8/15/20	205	307,233

		$3,538,431

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note:
0.625%, 7/15/14	$48	$48,346
0.75%, 12/15/13	48	48,072
0.75%, 6/15/14	48	48,194
1.00%, 7/15/13	48	47,760
1.00%, 5/15/14	48	47,985
1.00%, 8/31/16	26	26,751
1.25%, 2/15/14	47	47,781
1.25%, 9/30/15	26	26,434
1.50%, 6/30/16	26	26,558
1.50%, 8/31/18	26	26,957
1.625%, 8/15/22	2,095	2,025,239
1.625%, 11/15/22	1,485	1,428,885
1.75%, 3/31/14	47	47,427
1.75%, 7/31/15	107	110,260
1.75%, 5/15/22	285	280,249
1.875%, 6/30/15	25	26,114
2.00%, 1/31/16	25	26,243
2.00%, 11/15/21	1,328	1,342,011
2.125%, 5/31/15	25	26,006
2.125%, 2/29/16	25	26,247
2.125%, 8/15/21	1,814	1,857,957
2.375%, 8/31/14	71	72,728
2.375%, 9/30/14	25	25,722
2.375%, 10/31/14	25	25,760
2.375%, 7/31/17	25	26,385
2.375%, 5/31/18	25	26,538
2.50%, 4/30/15	25	25,842
2.625%, 7/31/14	71	72,505
2.625%, 12/31/14	25	25,736
2.625%, 4/30/16	65	69,098
2.625%, 1/31/18	59	63,531
2.625%, 8/15/20	1,502	1,610,502
2.625%, 11/15/20	489	523,047
2.75%, 11/30/16	86	92,228
2.75%, 5/31/17	104	111,602
2.75%, 12/31/17	24	26,293
2.75%, 2/28/18	24	26,326
2.75%, 2/15/19	298	323,795
2.875%, 3/31/18	24	26,361
3.125%, 10/31/16	88	95,229
3.125%, 4/30/17	179	195,404
3.125%, 5/15/19	291	322,751
3.125%, 5/15/21	1,000	1,103,612
3.25%, 6/30/16	24	25,883
3.25%, 7/31/16	54	59,016
3.25%, 12/31/16	24	25,975
3.375%, 11/15/19	286	322,245
3.50%, 5/15/20	754	854,381

Security	Principal Amount (000’s omitted)	Value
3.625%, 8/15/19	$392	$446,412
3.625%, 2/15/20	870	993,549
3.625%, 2/15/21	1,084	1,237,741
3.75%, 11/15/18	280	319,433
4.00%, 2/15/15	24	25,201
4.25%, 11/15/14	24	25,079
4.25%, 8/15/15	23	25,295
4.50%, 2/15/16	23	25,394
4.50%, 5/15/17	22	25,660
5.125%, 5/15/16	22	25,200

		$16,918,935

Total U.S. Treasury Obligations (identified cost $20,702,346)		$20,457,366

Exchange-Traded Funds(2) — 15.5%

Security	Shares	Value
Equity Funds — 4.6%
Consumer Discretionary Select Sector SPDR Fund (The)	46,495	$2,609,300
Vanguard Extended Market Index Fund ETF	12,160	858,739

		$3,468,039

Corporate Bond Funds — 3.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,720	$2,559,702

		$2,559,702

Municipal Bond Funds — 7.5%
Market Vectors High-Yield Municipal Index ETF	169,111	$5,589,118

		$5,589,118

Total Exchange-Traded Funds (identified cost $11,058,934)		$11,616,859

Short-Term Investments — 5.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$4,442	$4,441,789

Total Short-Term Investments (identified cost $4,441,789)		$4,441,789

Total Investments — 98.7% (identified cost $68,865,014)		$73,983,989

Other Assets, Less Liabilities — 1.3%		$946,056

Net Assets — 100.0%		$74,930,045

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2013 was $2,534.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	35.3%	$26,490,672
Japan	3.0	2,279,158
United Kingdom	2.9	2,141,396
Canada	2.0	1,498,523
Switzerland	1.2	907,683
France	1.2	882,132
Germany	0.9	667,522
Australia	0.7	540,613
Ireland	0.5	350,119
Singapore	0.4	307,410
South Africa	0.3	257,530
Luxembourg	0.3	219,735
Sweden	0.2	160,717
Italy	0.2	149,428
Netherlands	0.2	133,620
Spain	0.2	131,502
Denmark	0.2	116,858
China	0.1	89,609
Brazil	0.1	86,964
Bermuda	0.1	56,784

Common Stocks	50.0%	$37,467,975
U.S. Treasury Obligations	27.3	20,457,366
Exchange-Traded Funds	15.5	11,616,859
Short-Term Investments	5.9	4,441,789

Total Investments	98.7%	$73,983,989

A summary of open financial instruments at May 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/13	13 E-mini MSCI EAFE Index	Long	$1,122,719	$1,097,980	$(24,739)
6/13	18 E-mini S&P 500 Index	Long	1,489,208	1,466,100	(23,108)
6/13	27 Nikkei 225 Index	Long	1,606,414	1,817,775	211,361

					$163,514

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

At May 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $211,361 and $47,847, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,863,724

Gross unrealized appreciation	$5,696,989
Gross unrealized depreciation	(576,724)

Net unrealized appreciation	$5,120,265

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,138,982	$3,099,277		$—	$4,238,259
Consumer Staples	4,417,933	1,632,155		—	6,050,088
Energy	987,164	—		—	987,164
Financials	7,800,186	2,540,954		—	10,341,140
Health Care	3,626,785	781,456		—	4,408,241
Industrials	3,963,230	—		—	3,963,230
Information Technology	3,543,960	—		—	3,543,960
Materials	625,468	—		—	625,468
Telecommunication Services	952,363	549,528		—	1,501,891
Utilities	1,808,534	—		—	1,808,534
Total Common Stocks	$28,864,605	$8,603,370	*	$—	$37,467,975
U.S. Treasury Obligations	$—	$20,457,366		$—	$20,457,366
Exchange-Traded Funds	11,616,859	—		—	11,616,859
Short-Term Investments	—	4,441,789		—	4,441,789
Total Investments	$40,481,464	$33,502,525		$—	$73,983,989
Futures Contracts	$211,361	$—		$—	$211,361
Total	$40,692,825	$33,502,525		$—	$74,195,350

Liability Description
Futures Contracts	$(47,847)	$—		$—	$(47,847)
Total	$(47,847)	$—		$—	$(47,847)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2013